Guarantor and Non-Guarantor Financial Information (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Guarantor and Non-Guarantor Financial Information (Tables) [Abstract]
CONDENSED STATEMENTS OF CONSOLIDATED INCOME
CONDENSED STATEMENTS OF CONSOLIDATED INCOME
Quarter Ended July 31, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$917,109	$347,488	$753,389	$(829,103)	$1,188,883
Cost of products sold	780,585	318,295	484,957	(826,038)	757,799

Gross Profit	136,524	29,193	268,432	(3,065)	431,084
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	59,315	12,202	159,617	0	231,134
Amortization	1,297	0	18,938	0	20,235
Other operating expense (income) — net	67	(498)	(557)	0	(988)

Operating Income	75,845	17,489	90,434	(3,065)	180,703
Interest (expense) income — net	(15,374)	975	(721)	0	(15,120)
Other income — net	791	117	335	0	1,243
Equity in net earnings of subsidiaries	69,586	46,319	17,608	(133,513)	0

Income Before Income Taxes	130,848	64,900	107,656	(136,578)	166,826
Income taxes	19,325	323	35,655	0	55,303

Net Income	$111,523	$64,577	$72,001	$(136,578)	$111,523

Quarter Ended July 31, 2010

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$822,307	$619,257	$893,326	$(1,287,578)	$1,047,312
Cost of products sold	672,077	550,930	684,019	(1,268,149)	638,877

Gross Profit	150,230	68,327	209,307	(19,429)	408,435
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	47,598	28,450	147,973	0	224,021
Amortization	1,297	16,168	1,032	0	18,497
Other operating (income) expense — net	(280)	209	821	0	750

Operating Income	101,615	23,500	59,481	(19,429)	165,167
Interest (expense) income — net	(16,155)	975	(926)	0	(16,106)
Other (expense) income — net	(79)	158	614	0	693
Equity in net earnings of subsidiaries	36,661	19,262	17,260	(73,183)	0

Income Before Income Taxes	122,042	43,895	76,429	(92,612)	149,754
Income taxes	19,161	2,438	25,274	0	46,873

Net Income	$102,881	$41,457	$51,155	$(92,612)	$102,881

CONDENSED STATEMENTS OF CONSOLIDATED INCOME
Year Ended April 30, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$3,880,940	$2,805,614	$3,759,833	$(5,620,644)	$4,825,743
Cost of products sold	3,196,825	2,546,492	2,884,851	(5,600,942)	3,027,226

Gross Profit	684,115	259,122	874,982	(19,702)	1,798,517
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	216,731	79,263	626,182	0	922,176
Amortization and impairment charges	5,188	64,675	21,580	0	91,443
Other operating (income) expense — net	(665)	(2,599)	3,890	0	626

Operating Income	462,861	117,783	223,330	(19,702)	784,272
Interest (expense) income — net	(67,687)	3,400	(2,795)	0	(67,082)
Other (expense) income — net	(1,338)	1,735	(423)	0	(26)
Equity in net earnings of subsidiaries	203,115	83,879	67,256	(354,250)	0

Income Before Income Taxes	596,951	206,797	287,368	(373,952)	717,164
Income taxes	117,469	21,838	98,375	0	237,682

Net Income	$479,482	$184,959	$188,993	$(373,952)	$479,482

Year Ended April 30, 2010

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$3,675,770	$2,899,461	$3,723,605	$(5,693,547)	$4,605,289
Cost of products sold	3,259,807	2,383,363	2,858,293	(5,682,864)	2,818,599

Gross Profit	415,963	516,098	865,312	(10,683)	1,786,690
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	193,036	107,407	613,311	0	913,754
Amortization and impairment charges	10,200	65,681	9,434	0	85,315
Other operating (income) expense — net	(22,546)	7,083	12,175	0	(3,288)

Operating Income	235,273	335,927	230,392	(10,683)	790,909
Interest (expense) income — net	(53,264)	12,429	(21,559)	0	(62,394)
Other income (expense) — net	151	17,609	(15,522)	0	2,238
Equity in net earnings of subsidiaries	393,208	61,459	35,223	(489,890)	0

Income Before Income Taxes	575,368	427,424	228,534	(500,573)	730,753
Income taxes	81,230	77,280	78,105	0	236,615

Net Income	$494,138	$350,144	$150,429	$(500,573)	$494,138

Year Ended April 30, 2009

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$2,468,942	$1,708,868	$2,816,321	$(3,236,198)	$3,757,933
Cost of products sold	2,080,012	1,552,147	2,120,199	(3,245,854)	2,506,504

Gross Profit	388,930	156,721	696,122	9,656	1,251,429
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	150,559	100,249	505,652	0	756,460
Amortization and impairment charges	3,891	33,417	3,006	0	40,314
Other operating expense (income) — net	1,296	2,328	(1,244)	0	2,380

Operating Income	233,184	20,727	188,708	9,656	452,275
Interest (expense) income — net	(39,865)	(12,435)	(3,185)	0	(55,485)
Other income (expense) — net	550	900	(2,175)	0	(725)
Equity in net earnings of subsidiaries	133,053	101,361	0	(234,414)	0

Income Before Income Taxes	326,922	110,553	183,348	(224,758)	396,065
Income taxes	60,969	1,481	67,662	0	130,112

Net Income	$265,953	$109,072	$115,686	$(224,758)	$265,953

CONDENSED CONSOLIDATED BALANCE SHEETS
CONDENSED CONSOLIDATED BALANCE SHEETS
July 31, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$75	$0	$102,400	$0	$102,475
Inventories	0	217,662	1,018,925	(22,766)	1,213,821
Other current assets	340,729	7,781	74,966	0	423,476

Total Current Assets	340,804	225,443	1,196,291	(22,766)	1,739,772
PROPERTY, PLANT, AND EQUIPMENT, NET	202,604	328,217	394,866	0	925,687
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	5,493,671	825,624	680,792	(7,000,087)	0
OTHER NONCURRENT ASSETS
Goodwill	976,618	0	1,927,095	0	2,903,713
Other intangible assets, net	439,734	0	2,693,027	0	3,132,761
Other noncurrent assets	61,965	12,474	5,651	0	80,090

Total Other Noncurrent Assets	1,478,317	12,474	4,625,773	0	6,116,564

	$7,515,396	$1,391,758	$6,897,722	$(7,022,853)	$8,782,023

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES	$570,895	$98,619	$205,720	$0	$875,234
NONCURRENT LIABILITIES
Long-term debt	1,318,489	0	0	0	1,318,489
Deferred income taxes	115,911	0	922,408	0	1,038,319
Other noncurrent liabilities	161,847	16,439	23,441	0	201,727

Total Noncurrent Liabilities	1,596,247	16,439	945,849	0	2,558,535
SHAREHOLDERS’ EQUITY	5,348,254	1,276,700	5,746,153	(7,022,853)	5,348,254

	$7,515,396	$1,391,758	$6,897,722	$(7,022,853)	$8,782,023

April 30, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$206,845	$0	$113,000	$0	$319,845
Inventories	0	182,531	700,750	(19,702)	863,579
Other current assets	364,377	8,190	81,008	0	453,575

Total Current Assets	571,222	190,721	894,758	(19,702)	1,636,999
PROPERTY, PLANT, AND EQUIPMENT, NET	193,321	305,519	369,042	0	867,882
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	4,872,622	802,936	1,209,603	(6,885,161)	0
OTHER NONCURRENT ASSETS
Goodwill	981,606	0	1,831,140	0	2,812,746
Other intangible assets, net	440,174	3,116	2,496,720	0	2,940,010
Other noncurrent assets	50,012	15,106	1,830	0	66,948

Total Other Noncurrent Assets	1,471,792	18,222	4,329,690	0	5,819,704

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES	$234,262	$81,239	$167,175	$0	$482,676
NONCURRENT LIABILITIES
Long-term debt	1,304,039	0	0	0	1,304,039
Deferred income taxes	115,985	0	926,838	0	1,042,823
Other noncurrent liabilities	162,308	16,447	23,929	0	202,684

Total Noncurrent Liabilities	1,582,332	16,447	950,767	0	2,549,546
SHAREHOLDERS’ EQUITY	5,292,363	1,219,712	5,685,151	(6,904,863)	5,292,363

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

CONDENSED CONSOLIDATED BALANCE SHEETS
April 30, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$206,845	$0	$113,000	$0	$319,845
Inventories	0	182,531	700,750	(19,702)	863,579
Other current assets	364,377	8,190	81,008	0	453,575

Total Current Assets	571,222	190,721	894,758	(19,702)	1,636,999
PROPERTY, PLANT, AND EQUIPMENT, NET	193,321	305,519	369,042	0	867,882
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	4,872,622	802,936	1,209,603	(6,885,161)	0
OTHER NONCURRENT ASSETS
Goodwill	981,606	0	1,831,140	0	2,812,746
Other intangible assets, net	440,174	3,116	2,496,720	0	2,940,010
Other noncurrent assets	50,012	15,106	1,830	0	66,948

Total Other Noncurrent Assets	1,471,792	18,222	4,329,690	0	5,819,704

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES	$234,262	$81,239	$167,175	$0	$482,676
NONCURRENT LIABILITIES
Long-term debt	1,304,039	0	0	0	1,304,039
Deferred income taxes	115,985	0	926,838	0	1,042,823
Other noncurrent liabilities	162,308	16,447	23,929	0	202,684

Total Noncurrent Liabilities	1,582,332	16,447	950,767	0	2,549,546
SHAREHOLDERS’ EQUITY	5,292,363	1,219,712	5,685,151	(6,904,863)	5,292,363

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

April 30, 2010

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$217,730	$0	$65,840	$0	$283,570
Inventories	0	167,988	486,629	322	654,939
Other current assets	211,452	18,159	55,510	0	285,121

Total Current Assets	429,182	186,147	607,979	322	1,223,630
PROPERTY, PLANT, AND EQUIPMENT, NET	150,008	290,285	418,020	0	858,313
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	4,693,160	(2,188,002)	155,519	(2,660,677)	0
OTHER NONCURRENT ASSETS
Goodwill	981,612	1,644,076	182,042	0	2,807,730
Other intangible assets, net	441,599	2,408,724	176,192	0	3,026,515
Other noncurrent assets	41,519	13,853	3,293	0	58,665

Total Other Noncurrent Assets	1,464,730	4,066,653	361,527	0	5,892,910

	$6,737,080	$2,355,083	$1,543,045	$(2,660,355)	$7,974,853

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES	$277,556	$74,897	$126,444	$0	$478,897
NONCURRENT LIABILITIES
Long-term debt	900,000	0	0	0	900,000
Deferred income taxes	106,722	912,549	82,235	0	1,101,506
Other noncurrent liabilities	126,482	16,293	25,355	0	168,130

Total Noncurrent Liabilities	1,133,204	928,842	107,590	0	2,169,636
SHAREHOLDERS’ EQUITY	5,326,320	1,351,344	1,309,011	(2,660,355)	5,326,320

	$6,737,080	$2,355,083	$1,543,045	$(2,660,355)	$7,974,853

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS
CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS
Three Months Ended July 31, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated
Net cash provided by (used for) operating activities	$83,115	$5,393	$(146,746)	$0	$(58,238)

INVESTING ACTIVITIES
Business acquired, net of cash acquired	0	0	(362,846)	0	(362,846)
Additions to property, plant, and equipment	(15,952)	(32,150)	(19,530)	0	(67,632)
Sale and maturity of marketable securities	18,600	0	0	0	18,600
Proceeds from disposal of property, plant, and equipment	9	9	112	0	130
Other — net	2	(1)	(19)	0	(18)

Net cash provided by (used for) investing activities	2,659	(32,142)	(382,283)	0	(411,766)

FINANCING ACTIVITIES
Revolving credit agreement — net	306,700	0	0	0	306,700
Quarterly dividends paid	(50,159)	0	0	0	(50,159)
Purchase of treasury shares	(5,385)	0	0	0	(5,385)
Proceeds from stock option exercises	242	0	0	0	242
Intercompany	(546,476)	26,749	519,727	0	0
Other — net	2,534	0	0	0	2,534

Net cash (used for) provided by financing activities	(292,544)	26,749	519,727	0	253,932
Effect of exchange rate changes	0	0	(1,298)	0	(1,298)

Net decrease in cash and cash equivalents	(206,770)	0	(10,600)	0	(217,370)
Cash and cash equivalents at beginning of period	206,845	0	113,000	0	319,845

Cash and cash equivalents at end of period	$75	$0	$102,400	$0	$102,475

Three Months Ended July 31, 2010

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated
Net cash (used for) provided by operating activities	$(16,873)	$2,977	$(13,342)	$0	$(27,238)

INVESTING ACTIVITIES
Additions to property, plant, and equipment	(13,721)	(2,584)	(10,641)	0	(26,946)
Purchases of marketable securities	(57,037)	0	0	0	(57,037)
Proceeds from disposal of property, plant, and equipment	0	276	14	0	290
Other — net	(11)	36	15	0	40

Net cash used for investing activities	(70,769)	(2,272)	(10,612)	0	(83,653)

FINANCING ACTIVITIES
Proceeds from long-term debt	400,000	0	0	0	400,000
Quarterly dividends paid	(47,594)	0	0	0	(47,594)
Purchase of treasury shares	(5,033)	0	0	0	(5,033)
Proceeds from stock option exercises	1,325	0	0	0	1,325
Intercompany	(27,469)	(705)	28,174	0	0
Other — net	2,213	0	0	0	2,213

Net cash provided by (used for) financing activities	323,442	(705)	28,174	0	350,911
Effect of exchange rate changes	0	0	(817)	0	(817)

Net increase in cash and cash equivalents	235,800	0	3,403	0	239,203
Cash and cash equivalents at beginning of period	217,730	0	65,840	0	283,570

Cash and cash equivalents at end of period	$453,530	$0	$69,243	$0	$522,773

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS
Year Ended April 30, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net Cash Provided by Operating Activities	$212,428	$92,965	$86,169	$0	$391,562

INVESTING ACTIVITIES
Additions to property, plant, and equipment	(59,072)	(53,416)	(67,592)	0	(180,080)
Purchases of marketable securities	(75,637)	0	0	0	(75,637)
Sale and maturities of marketable securities	57,100	0	0	0	57,100
Proceeds from disposal of property, plant, and equipment	1,081	305	4,444	0	5,830
Other — net	(43)	37	(120)	0	(126)

Net Cash Used for Investing Activities	(76,571)	(53,074)	(63,268)	0	(192,913)

FINANCING ACTIVITIES
Repayments of long-term debt	(10,000)	0	0	0	(10,000)
Proceeds from long-term debt	400,000	0	0	0	400,000
Quarterly dividends paid	(194,024)	0	0	0	(194,024)
Purchase of treasury shares	(389,135)	0	0	0	(389,135)
Proceeds from stock option exercises	14,525	0	0	0	14,525
Intercompany	24,152	(39,891)	15,739	0	0
Other — net	7,740	0	475	0	8,215

Net Cash (Used for) Provided by Financing Activities	(146,742)	(39,891)	16,214	0	(170,419)
Effect of exchange rate changes on cash	0	0	8,045	0	8,045

Net (decrease) increase in cash and cash equivalents	(10,885)	0	47,160	0	36,275
Cash and cash equivalents at beginning of year	217,730	0	65,840	0	283,570

Cash and Cash Equivalents at End of Year	$206,845	$0	$113,000	$0	$319,845

Year Ended April 30, 2010

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net Cash Provided by (Used for) Operating Activities	$499,197	$218,064	$(3,783)	$0	$713,478

INVESTING ACTIVITIES
Additions to property, plant, and equipment	(41,148)	(62,324)	(33,511)	0	(136,983)
Proceeds from sale of businesses	19,554	0	0	0	19,554
Sale and maturities of marketable securities	13,519	0	0	0	13,519
Proceeds from disposal of property, plant, and equipment	0	185	20	0	205
Other — net	(706)	0	(32)	0	(738)

Net Cash Used for Investing Activities	(8,781)	(62,139)	(33,523)	0	(104,443)

FINANCING ACTIVITIES
Repayment of bank note payable	0	(350,000)	0	0	(350,000)
Repayments of long-term debt	(275,000)	0	0	0	(275,000)
Quarterly dividends paid	(166,224)	0	0	0	(166,224)
Purchase of treasury shares	(5,569)	0	0	0	(5,569)
Proceeds from stock option exercises	6,413	0	0	0	6,413
Intercompany	(258,696)	194,075	64,621	0	0
Other — net	2,393	0	(561)	0	1,832

Net Cash (Used for) Provided by Financing Activities	(696,683)	(155,925)	64,060	0	(788,548)
Effect of exchange rate changes on cash	0	0	6,390	0	6,390

Net (decrease) increase in cash and cash equivalents	(206,267)	0	33,144	0	(173,123)
Cash and cash equivalents at beginning of year	423,997	0	32,696	0	456,693

Cash and Cash Equivalents at End of Year	$217,730	$0	$65,840	$0	$283,570

Year Ended April 30, 2009

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net Cash (Used for) Provided by Operating Activities	$(7,135)	$69,486	$384,642	$0	$446,993

INVESTING ACTIVITIES
Business acquired, net of cash acquired	(19,404)	(58,096)	165	0	(77,335)
Additions to property, plant, and equipment	(24,727)	(42,903)	(41,277)	0	(108,907)
Sale and maturities of marketable securities	3,013	0	0	0	3,013
Proceeds from disposal of property, plant, and equipment	384	22	394	0	800
Other — net	5,448	0	0	0	5,448

Net Cash Used for Investing Activities	(35,286)	(100,977)	(40,718)	0	(176,981)

FINANCING ACTIVITIES
Proceeds from long-term debt	400,000	0	0	0	400,000
Quarterly dividends paid	(110,668)	0	0	0	(110,668)
Special dividends paid	(274,208)	0	0	0	(274,208)
Purchase of treasury shares	(4,025)	0	0	0	(4,025)
Proceeds from stock option exercises	1,976	0	0	0	1,976
Intercompany	291,201	23,659	(314,860)	0	0
Other — net	4,210	(4,684)	0	0	(474)

Net Cash Provided by (Used for) Financing Activities	308,486	18,975	(314,860)	0	12,601
Effect of exchange rate changes on cash	0	0	2,539	0	2,539

Net increase (decrease) in cash and cash equivalents	266,065	(12,516)	31,603	0	285,152
Cash and cash equivalents at beginning of year	157,932	12,516	1,093	0	171,541

Cash and Cash Equivalents at End of Year	$423,997	$0	$32,696	$0	$456,693